Shareholder Report, Line Graph (Details) 192894_RMB Quality Intermediate Tax-Exempt Municipal Fund_Class I_TSR Annual {Class I} - USD ($)		12 Months Ended
	Sep. 22, 2025	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 101,363
ICE BofA US Municipal Securities Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Municipal Securities Index Total Return
Accumulated Value	100,000	$ 101,245
ICE BofA 1-12 Year AAA-AA Municipal Securities Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-12 Year AAA-AA Municipal Securities Index Total Return
Accumulated Value	$ 100,000	$ 100,586